June 3, 2021

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: Dreyfus Treasury Securities Cash Management (the "Fund")
       1933 Act File No.: 33-25941
           1940 Act File No.: 811-05718
           CIK No.: 0000843781

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectuses and Statement of Additional Information for the above-referenced Fund that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 63 to the Registration Statement, electronically filed with the Securities and Exchange Commission on May 27, 2021.

Please address any comments or questions to my attention at (412) 236-3018.

Sincerely,

/s/ Nicole B. Evoy
Nicole B. Evoy
Analyst/Paralegal